TAXATION (Schedule of Income Taxes Expenses Included in Statements of Comprehensive Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Current taxes	$ 2,121	$ 1,224	$ 836
Deferred taxes	(1,628)	81	6
Taxes with respect to previous years	(168)	138	401
Total	$ 325	$ 1,443	$ 1,243